Note 10 - Income Tax Provision	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three and nine month periods ended July 31, 2024 was $3.8 million ( July 31, 2023 - $3.8 million) and $12.5 million ( July 31, 2023 - $11.0 million) respectively. The Bank’s combined statutory federal and provincial income tax rate in Canada is approximately 27% (2023 - 27%). The Bank’s effective rate reflects the statutory rate adjusted for certain items not being taxable or deductible for income tax purposes.